FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 46,472,376	$ 40,640,221
MVB Financial Corp. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	326,625	235,604
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	46,279,623	40,335,766
Total | MVB Financial Corp. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	326,625	235,604
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	45,952,998	40,100,162
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	46,279,623	40,335,766
Level 1 | MVB Financial Corp. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	326,625	235,604
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	45,952,998	40,100,162
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | MVB Financial Corp. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | MVB Financial Corp. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 192,753	$ 304,455